CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities
Net income	$ 1,474	$ 5,169
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	798	818
Share-based compensation	789	1,932
Loss on disposal of asset	0	19
Unrealized foreign exchange gain	(189)	(1,083)
Income tax (recovery) expense	883	(396)
Finance income, net	(648)	(545)
Changes in non-cash working capital items:
Trade and other receivables	(4,786)	(3,479)
Prepaids and deposits	(2,146)	(1,605)
Contract costs, net	(854)	(543)
Trade and other payables	1,785	(1,902)
Employee benefit obligations	56	106
Deferred revenue	10,916	9,956
Income taxes paid	(133)	(21)
Cash from operating activities	7,945	8,426
Cash flows used in investing activities
Purchase of property and equipment	(298)	(203)
Cash used in investing activities	(298)	(203)
Cash flows used in financing activities
Payments received on net investment in finance lease	19	20
Repayment of lease obligations	(434)	(474)
Interest received	574	426
Proceeds from exercise of stock options	213	286
Proceeds from share issuance under employee share purchase plan	236	263
Shares repurchased for cancellation	(9,407)	0
Cash (used in) from financing activities	(8,799)	521
Net change in cash and cash equivalents during the period	(1,152)	8,744
Effect of foreign exchange on cash and cash equivalents	486	(46)
Cash and cash equivalents, beginning of the period	92,540	71,950
Cash and cash equivalents, end of the period	$ 91,874	$ 80,648